SUPPLEMENT DATED OCTOBER 23, 2001
                                     TO THE
            PROSPECTUS DATED MAY 1, 2001, as amended OCTOBER 23, 2001
                                       FOR
                               JNL(R) SERIES TRUST

The following should be added to the list of mutual fund series on the cover page:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PIMCO/JNL Total Return Bond Series

The following should be added to the section entitled "About the Series of the Trust:"

AIM/JNL Large Cap Growth Series

Investment Objective. The investment objective of the AIM/JNL Large Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in large-capitalization company securities. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000(R) Index at the time of purchase. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The Series may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Series may not achieve its investment objective.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Convertible securities risk. The values of the convertible securities in which the Series may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Series. Also, since a large percentage of the Series' assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Series.

The Series may participate in the initial public offering (IPO) market. Because of the Series' small asset base, any investment the Series may make in IPOs may significantly increase the Series' total returns. As the Series' assets grow, the impact of IPO investments will decline, which may reduce the Series' total return.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Series.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Large Cap Growth Series is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Monika H. Degan, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

     o Geoffrey V. Keeling, Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

     o Jonathan C. Schoolar, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1986.

     o Robert L. Shoss, Portfolio Manager has been associated with AIM and/or its affiliates since 1995.


AIM/JNL Small Cap Growth Series

Investment Objective. The investment objective of the AIM/JNL Small Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000(R) Index. The Series may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 (R) Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Series may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Series, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, the Series may not achieve its investment objective.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Small cap investing risk. The prices of equity securities of smaller companies may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

In addition, if the seller of a repurchase agreement in which the Series invests defaults on its obligation or declares bankruptcy, the Series may experience delays in selling the securities underlying the repurchase agreement. As a result, the Series may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Series.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Small Cap Growth Series is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Ryan E. Crane, Portfolio Manager has been associated with AIM and/or its affiliates since 1994.

     o Robert M. Kippes, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1989.

     o Jay K. Rushin, Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

AIM/JNL Value II Series

Investment Objective. The investment objective of the AIM/JNL Value II Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to meet its objective by investing primarily in equity securities judged by the Series' investment sub-advisor to be undervalued relative to the investment sub-adviser's appraisal of the current or projected earnings of the companies issuing the securities, relative to current market values of assets owned by the companies issuing the securities, or relative to the equity markets generally. The Series also may invest in preferred stocks and debt instruments that have prospects for growth of capital. Under normal conditions, the top ten holdings may comprise up to 50% of the Series' total assets. The Series also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies,
(2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defense purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Series may not achieve its investment objective.

The Series may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Series does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

The Series may participate in the initial public offering (IPO) market, and a significant portion of the Series' return may be attributable to its investment in IPOs, which may have a magnified impact due to the Series' small asset base. As the Series' assets grow, it is probable that the effect of the Series' investment in IPOs on its total returns will decline, which may reduce the Series' total returns.

In addition, because a large percentage of the Series' assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the series.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this series.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Value II Series is AIM Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001.

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Joel E. Dobberpuhl, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1990.

     o Evan G. Harrel, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

     o Robert A. Shelton, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

Lazard/JNL Mid Cap Value Series

Investment Objective. The investment objective of the Lazard/JNL Mid Cap Value Series is capital appreciation.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 80% of total assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity. The Russell Mid Cap Index is composed of selected common stocks of medium-size U.S. companies. The Series' equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Series may invest in the equity securities of larger capitalization companies or investment grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell Midcap Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o the underlying investment assumptions are no longer valid;

     o company management changes their direction; or

     o external events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Value investing risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

        Annual Total Returns as of December 31

In the period shown in the chart, the Series' highest quarterly return was 12.00% (2nd quarter of 1999) and its lowest quarterly return was -13.00% (3rd quarter of 1999).

Average Annual Total Returns as of December 31, 2000
---------------------------------- ---------------------- ---------------------
                                          1 year            Life of Series*
---------------------------------- ---------------------- ---------------------
Lazard/JNL Mid Cap Value Series            25.37%                7.05%
Russell MidCap Index                        6.73%                8.96%
---------------------------------- ---------------------- ---------------------

The Russell Mid Cap Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. For temporary, defensive purposes, the Series may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Lazard/JNL Mid Cap Value Series is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Series is managed on a team basis. Herbert W. Gullquist and Andrew Lacey share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager/analyst and a Director of Lazard. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Lacey has shared responsibility for the day-to-day management of the Series since January 2001.

Lazard/JNL Small Cap Value Series

Investment Objective. The investment objective of the Lazard/JNL Small Cap Value Series is capital appreciation.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 80% of its total assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the sub-adviser believes are undervalued based on their return on equity. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Series' equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. The Lazard/JNL Small Cap Value Series invests in equity securities of small U.S. companies that, in the sub-adviser's opinion, have one or more of the following characteristics: (i) are undervalued relative to their earnings, cash flow, or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within 2 years; (iii) are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power; (iv) have low projected price-to-earnings or price-to-cash-flow multiples; (v) have the potential to become a larger factor in the company's business; (vi) have significant debt but have high levels of free cash flow; and
(vii) have a relatively short corporate history with the expectation that the business may grow. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Value investing risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Series is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

     o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

           Annual Total Returns as of December 31

In the period shown in the chart, the Series' highest quarterly return was 20.18% (2nd quarter of 1999) and its lowest quarterly return was -8.85% (1st quarter of 1999).

Average Annual Total Returns as of December 31, 2000
----------------------------------- ---------------------- ---------------------
                                           1 year            Life of Series*
----------------------------------- ---------------------- ---------------------
Lazard/JNL Small Cap Value Series           16.60%                1.22%
Russell 2000                                -2.92%                2.56%
----------------------------------- ---------------------- ---------------------

The Russell 2000 Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000 Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o the underlying investment assumptions are no longer valid;

     o company management changes their direction; or

     o external events occur (e.g., changes in regulation, taxes and competitive position).

The Series may invest in equity securities of larger U.S. companies or investment grade fixed-income securities.

For temporary, defensive purposes, the Series may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Lazard/JNL Small Cap Value Series is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Series is managed on a team basis. Herbert W. Gullquist, Leonard M. Wilson and Patrick Mullin share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Wilson has been with Lazard since 1988. He is a portfolio manager/analyst and a Director of Lazard. Mr. Mullin has been with Lazard since 1998. He is a portfolio manager/analyst. Prior to joining Lazard in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc.Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Wilson and Mr. Mullin have shared responsibility for the day-to-day management of the Series since January 2001.

PIMCO/JNL Total Return Bond Series

Investment Objective. The investment objective of the PIMCO/JNLTotal Return Bond Series is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies. The Series seeks to achieve its objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of investment-grade fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The average portfolio duration of the Series normally varies within a three- to six year time frame based on PIMCO's forecast for interest rates.

The Series invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Series may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Series will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Series may invest all of its assets in derivative instruments, such as options, futures contacts or swap agreements, or in mortgage-or asset-backed securities. The Series may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Series, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Series consists of income earned on the Series' investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o Emerging Market Risk: Foreign investment risk may be particularly high to the extent that the Series invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

      Annual Total Returns as of December 31
[object omitted]

In the period shown in the chart, the Series' highest quarterly return was 4.59% (4th quarter of 2000) and its lowest quarterly return was -1.57% (2nd quarter of 1999).

      Average Annual Total Returns as of December 31, 2000
-------------------------------------- --------------------- -------------------
                                               1 year          Life of Series*
-------------------------------------- --------------------- -------------------
PIMCO/JNL Total Return Bond Series              11.75%              5.94%
Lehman Brothers Aggregate Bond Index            11.63%              5.85%
-------------------------------------- --------------------- -------------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Series, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Series may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Series may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Series may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Series may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

The Series may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are debt securities rated BB or lower by S&P or Ba or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PIMCO/JNLTotal Return Bond Series is Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is an investment counseling firm founded in 1971.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Series. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Series since the inception of the Series.

The following should be added to the chart in the section entitled "Management Fee" on page 83:


----------------------------------- ----------------------------- ---------
AIM/JNL Large Cap Growth Series     $0 to $300 million               1.00%
                                    Over $300 million                 .95%

AIM/JNL Small Cap Growth Series     $0 to $300 million               1.05%
                                    Over $300 million                1.00%

AIM/JNL Value II Series             $0 to $300 million                .95%
                                    Over $300 million                 .90%

Lazard/JNL Mid Cap Value Series     $0 to $150 million               .975%
                                    $150 million to $300 million     .925%
                                    Over $300 million                 .90%
----------------------------------- ----------------------------- ---------
Lazard/JNL Small Cap Value Series   $0 to $50 million                1.05%
                                    $50 million to $150 million      1.00%
                                    $150 million to $300 million     .975%
                                    Over $300 million                .925%
----------------------------------- ----------------------------- ---------
PIMCO/JNL Total Return Bond Series  All assets                        .70%
----------------------------------- ----------------------------- ---------



The next page should be added to the section entitled "Financial Highlights" on page 89:






                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
---------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
    06/30/01         $10.29     $0.26          $0.04         $0.30        $ -           $ -       $ -      $10.59
    12/31/00           9.64      0.45           0.68          1.13      (0.47)        (0.01)        -       10.29
    12/31/99          10.16      0.49          (0.52)        (0.03)     (0.49)            -         -        9.64
3/02(a)-12/31/98      10.00      0.31           0.26          0.57      (0.31)        (0.10)        -       10.16
---------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Series
    06/30/01          11.75      0.02           1.10          1.12          -             -         -       12.87
    12/31/00           9.63      0.03           2.40          2.43      (0.03)        (0.28)        -       11.75
    12/31/99           9.21      0.02           0.42          0.44      (0.02)            -         -        9.63
3/02(a)-12/31/98      10.00      0.03          (0.79)        (0.76)     (0.03)            -         -        9.21
--------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Series
    06/30/01         $10.28    $0.01          $0.99         $1.00       $    -        $    -     $   -      $11.28
    12/31/00           8.84     0.02           1.45          1.47        (0.03)            -         -       10.28
    12/31/99           8.70     0.03           0.14          0.17        (0.03)            -         -        8.84
3/02(a)-12/31/98      10.00    (0.01)         (1.28)        (1.29)           -             -     (0.01)       8.70
--------------------------------------------------------------------------------------------------------------------



                                                                                  Assuming No Expense Reimbursement
                                                                                       or Fees Paid Indirectly
                                                                                  ---------------------------------
                            Supplemental Data                        Ratio of Net                  Ratio of Net
                   -----------------------------------   Ratio of     Investment     Ratio of       Investment
                             Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period         Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended        Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
--------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
    06/30/01        2.92%       $28,633       107.54%        0.80%         5.11%      n/a             n/a
    12/31/00       11.75         21,715       221.61         0.93          5.98       n/a             n/a
    12/31/99       (0.26)         9,451        91.12         0.80          5.41       n/a             n/a
3/02(a)-12/31/98   (5.70)         6,132        69.16         0.85          4.95       1.57%           4.23%
--------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Series
    06/30/01        9.53         18,313        73.05         1.07          0.40       1.20            0.27
    12/31/00       25.37         15,478       134.53         1.07          0.37       n/a             n/a
    12/31/99        4.77          6,391        18.56         1.08          0.25       n/a             n/a
3/02(a)-12/31/98   (7.64)         4,731        70.72         1.13          0.34       1.85           (0.38)
----------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Series
    06/30/01          9.73%       $ 18,193      40.43%        1.15%         0.18%     1.21%           0.12%
    12/31/00         16.60          14,614      58.07         1.15          0.36      n/a             n/a
    12/31/99          1.96           6,313      53.35         1.15          0.43      n/a             n/a
3/02(a)-12/31/98    (12.92)          4,804      40.15         1.20         (0.04)     1.89           (0.73)
----------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  The ratio of net operating expenses was 0.80%.






(To be used with VC3656 Rev. 07/01, NV3174 Rev. 05/01, NV3174CE 05/01.)

                        SUPPLEMENT DATED OCTOBER 23, 2001
                                     TO THE
            PROSPECTUS DATED MAY 1, 2001, as amended OCTOBER 23, 2001
                                       FOR
                               JNL(R) SERIES TRUST

The following should be added to the list of mutual fund series on the cover page:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series

The following should be added to the section entitled "About the Series of the Trust:"

AIM/JNL Large Cap Growth Series

Investment Objective. The investment objective of the AIM/JNL Large Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in large-capitalization company securities. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000(R) Index at the time of purchase. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The Series may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Series may not achieve its investment objective.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Convertible securities risk. The values of the convertible securities in which the Series may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Series. Also, since a large percentage of the Series' assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Series.

The Series may participate in the initial public offering (IPO) market. Because of the Series' small asset base, any investment the Series may make in IPOs may significantly increase the Series' total returns. As the Series' assets grow, the impact of IPO investments will decline, which may reduce the Series' total return.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Series.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Large Cap Growth Series is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Monika H. Degan, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

     o Geoffrey V. Keeling, Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

     o Jonathan C. Schoolar, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1986.

     o Robert L. Shoss, Portfolio Manager has been associated with AIM and/or its affiliates since 1995.


AIM/JNL Small Cap Growth Series

Investment Objective. The investment objective of the AIM/JNL Small Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000(R) Index. The Series may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 (R) Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Series may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Series, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, the Series may not achieve its investment objective.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Small cap investing risk. The prices of equity securities of smaller companies may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

In addition, if the seller of a repurchase agreement in which the Series invests defaults on its obligation or declares bankruptcy, the Series may experience delays in selling the securities underlying the repurchase agreement. As a result, the Series may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Series.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Small Cap Growth Series is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Ryan E. Crane, Portfolio Manager has been associated with AIM and/or its affiliates since 1994.

     o Robert M. Kippes, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1989.

     o Jay K. Rushin, Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

AIM/JNL Value II Series

Investment Objective. The investment objective of the AIM/JNL Value II Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to meet its objective by investing primarily in equity securities judged by the Series' investment sub-advisor to be undervalued relative to the investment sub-adviser's appraisal of the current or projected earnings of the companies issuing the securities, relative to current market values of assets owned by the companies issuing the securities, or relative to the equity markets generally. The Series also may invest in preferred stocks and debt instruments that have prospects for growth of capital. Under normal conditions, the top ten holdings may comprise up to 50% of the Series' total assets. The Series also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies,
(2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defense purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Series may not achieve its investment objective.

The Series may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Series does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

The Series may participate in the initial public offering (IPO) market, and a significant portion of the Series' return may be attributable to its investment in IPOs, which may have a magnified impact due to the Series' small asset base. As the Series' assets grow, it is probable that the effect of the Series' investment in IPOs on its total returns will decline, which may reduce the Series' total returns.

In addition, because a large percentage of the Series' assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the series.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this series.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Value II Series is AIM Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001.

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Joel E. Dobberpuhl, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1990.

     o Evan G. Harrel, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

     o Robert A. Shelton, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

The following should be added to the chart in the section entitled "Management Fee" on page 75:

--------------------------------- -------------------- ------------
AIM/JNL Large Cap Growth Series   $0 to $300 million         1.00%
                                  Over $300 million           .95%

AIM/JNL Small Cap Growth Series   $0 to $300 million         1.05%
                                  Over $300 million          1.00%

AIM/JNL Value II Series           $0 to $300 million          .95%
                                  Over $300 million           .90%
--------------------------------- -------------------- ------------


(To be used with VC3657 Rev. 05/01.)

                        SUPPLEMENT DATED OCTOBER 23, 2001
                                     TO THE
            PROSPECTUS DATED MAY 1, 2001, as amended OCTOBER 23, 2001
                                       FOR
                               JNL(R) SERIES TRUST

The following should be added to the list of mutual fund series on the cover page:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series

The following should be added to the section entitled "About the Series of the Trust:"

AIM/JNL Large Cap Growth Series

Investment Objective. The investment objective of the AIM/JNL Large Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in large-capitalization company securities. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000(R) Index at the time of purchase. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The Series may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Series may not achieve its investment objective.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Convertible securities risk. The values of the convertible securities in which the Series may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Series. Also, since a large percentage of the Series' assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Series.

The Series may participate in the initial public offering (IPO) market. Because of the Series' small asset base, any investment the Series may make in IPOs may significantly increase the Series' total returns. As the Series' assets grow, the impact of IPO investments will decline, which may reduce the Series' total return.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Series.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Large Cap Growth Series is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Monika H. Degan, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

     o Geoffrey V. Keeling, Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

     o Jonathan C. Schoolar, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1986.

     o Robert L. Shoss, Portfolio Manager has been associated with AIM and/or its affiliates since 1995.


AIM/JNL Small Cap Growth Series

Investment Objective. The investment objective of the AIM/JNL Small Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000(R) Index. The Series may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 (R) Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Series may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Series, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, the Series may not achieve its investment objective.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Small cap investing risk. The prices of equity securities of smaller companies may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

In addition, if the seller of a repurchase agreement in which the Series invests defaults on its obligation or declares bankruptcy, the Series may experience delays in selling the securities underlying the repurchase agreement. As a result, the Series may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Series.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Small Cap Growth Series is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Ryan E. Crane, Portfolio Manager has been associated with AIM and/or its affiliates since 1994.

     o Robert M. Kippes, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1989.

     o Jay K. Rushin, Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

AIM/JNL Value II Series

Investment Objective. The investment objective of the AIM/JNL Value II Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to meet its objective by investing primarily in equity securities judged by the Series' investment sub-advisor to be undervalued relative to the investment sub-adviser's appraisal of the current or projected earnings of the companies issuing the securities, relative to current market values of assets owned by the companies issuing the securities, or relative to the equity markets generally. The Series also may invest in preferred stocks and debt instruments that have prospects for growth of capital. Under normal conditions, the top ten holdings may comprise up to 50% of the Series' total assets. The Series also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies,
(2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defense purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Series may not achieve its investment objective.

The Series may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Series does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

The Series may participate in the initial public offering (IPO) market, and a significant portion of the Series' return may be attributable to its investment in IPOs, which may have a magnified impact due to the Series' small asset base. As the Series' assets grow, it is probable that the effect of the Series' investment in IPOs on its total returns will decline, which may reduce the Series' total returns.

In addition, because a large percentage of the Series' assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the series.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this series.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Value II Series is AIM Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001.

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Joel E. Dobberpuhl, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1990.

     o Evan G. Harrel, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

     o Robert A. Shelton, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

The following should be added to the chart in the section entitled "Management Fee" on page 72:

-------------------------------- -------------------- -----------
AIM/JNL Large Cap Growth Series  $0 to $300 million        1.00%
                                 Over $300 million          .95%

AIM/JNL Small Cap Growth Series  $0 to $300 million        1.05%
                                 Over $300 million         1.00%

AIM/JNL Value II Series          $0 to $300 million         .95%
                                 Over $300 million          .90%
-------------------------------- -------------------- -----------


(To be used with NV3874 Rev. 05/01.)

                        SUPPLEMENT DATED OCTOBER 23, 2001
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                 DATED MAY 1, 2001, as amended OCTOBER 23, 2001

                               JNL(R) SERIES TRUST

On page 3 the first paragraph to the section entitled "Borrowing and Lending" should be deleted and replaced in its entirety with the following paragraph:

Borrowing and Lending. A Series may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that AIM/JNL Value II Series, AIM/JNL Small Cap Growth Series and AIM/JNL Large Cap Growth Series may borrow up to 33 1/3% of its total assets. To secure borrowings, a Series may mortgage or pledge securities in amounts up to 15% of its net assets.

On page 15 the following paragraph should be added:

Special Situations. A Series may invest in "special situations." A special situation arises when, in the opinion of the Series' management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

On page 24, the second and fifth fundamental restrictions should be deleted and replaced in its entirety with the following paragraph:

(2) No Series may invest more than 25% (for the AIM sub-advised Series, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. Government
securities),   except   the   PPM   America/JNL   Money   Market   Series.   The
telecommunications industry is comprised of several services which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created.

(5) No Series may lend any security or make any other loan if, as a result, more than 33 1/3% (for the AIM sub-advised Series, the percentage limitation is a non-fundamental restriction) of the Series' total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

On page 25, the eighth fundamental restrictions should be deleted and replaced in its entirety with the following paragraph:

(8) The Series will not issue senior securities except that they may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Series) of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Series' (not applicable to the AIM sub-advised Series) total assets by reason of a decline in net assets, the Series will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts. The AIM Series may not purchase additional securities when any borrowings from banks exceed 5% of the Series' total assets. (For the AIM sub-advised Series, this is a non-fundamental restriction.)


On page 28 the following should be added:

For the AIM/JNL Value II Series, AIM/JNL Large Cap Growth and AIM/JNL Small Cap Growth Series

(a) The Series may not deposit or pledge as collateral, more than 10% of its total assets for short sales at any one time.

(b) The Series may not invest more than 25% of its net assets in foreign securities.

(c) The Series may not invest more than 15% of its net assets in illiquid securities.

(d) The AIM/JNL Small Cap Growth and AIM/JNL Large Cap Growth Series may not invest more than 25% of its net assets in REITs, and the AIM/JNL Value II may not invest more than 15% of its net assets in REITs.

(e) The Series will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Series total assets. The Series will not purchase options if, at any time of the investment, the aggregate premiums paid for the options exceed 5% of the Series total assets.

(f) To the extent that the Series enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in -the-money") will not exceed 5% of the total assets of the Series, after taking into account unrealized profits and unrealized losses on contracts it has entered into. This is a non-fundamental restriction, and does not limit the percentage of the Series assets at risk to 5%.

On page 41 the following should be added as the second full paragraph:

A I M Capital Management, Inc. ("AIM" ), with principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as sub-advisor to the AIM/JNL Large Cap Growth Series, the AIM/JNL Small Cap Growth Series and the AIM/JNL Value II Series. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

On page 46 the following should be added:

  AIM/JNL Large Cap Growth Series......................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  AIM/JNL Small Cap Growth Series......................        $0 to $500 million                            .65%
                                                               Over $500 million                             .60%

  AIM/JNL Value II Series..............................        $0 to $50 million.......................      .50%
                                                               $50 million to $200 million.............      .475%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

On page 48 in the section entitled "Custodian and Transfer Agent" the second paragraph should be deleted and replaced in its entirety with the following:

Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108, acts as custodian for the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series, JNL/Putnam Value Equity Series, AIM/JNL Large Cap Growth Series, AIM/JNL Small Cap Growth Series, AIM/JNL Value II Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-cap Growth Series and T. Rowe Price/JNL Value Series.

 (To be used with V3180 Rev. 05/01)